Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,124,253)	$ (12,177,212)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for expected credit losses	15,786,550	1,880,986
Depreciation	6,600	6,600
Amortization of intangible assets	1,780,000	2,707,364
Amortization of right of use asset	39,941
Stock compensation expense	2,192,437	273,118
Amortization of debt issuance costs	72,284
Changes in operating assets and liabilities
Other receivables	(11,786,550)	6,818,718
Prepayments	9,448,055	(5,212,386)
Accounts payable		(500,000)
Lease liabilities	3,166
Other payables and accrued liabilities	1,070,409	(212,003)
Net cash used in operating activities	(2,511,361)	(6,414,815)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from related parties	151,216	317,116
Proceeds from a convertible note, net of debt issuance costs	1,000,000
Proceeds from sale of units, net of offering costs		5,018,985
Proceeds from sale of ordinary shares, net of offering costs	1,380,000	1,500,000
Net cash provided by financing activities	2,531,216	6,836,101
NET CHANGE IN CASH AND CASH EQUIVALENTS	19,855	421,286
CASH AND CASH EQUIVALENTS, beginning of period	239,473	872,313
CASH AND CASH EQUIVALENTS, end of period	259,328	1,293,599
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Initial recognition of operating right of use asset and lease liability	198,192
Ordinary shares issued for prepayments on concert cooperation rights	8,000,000
Ordinary shares issued for acquisition of intangible assets	$ 7,200,000